Fair value measurement - Summary of Unobservable Input Parameters Used in The Valuation Model (Detail) - Purchase Options [Member] € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Unlisted Software Company [Member] | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	5.00%
Changes to parameters decrease percentage	5.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs	€ 400
increase decrease in fair value measurement due to reasonably possible decrease in unobservable inputs	€ 330
Unlisted Software Company [Member] | Spot Price Per Share [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	20.00%
Changes to parameters decrease percentage	20.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs	€ 12,040
increase decrease in fair value measurement due to reasonably possible decrease in unobservable inputs	€ 3,200
Mega E [Member] | Historical volatility for shares, measurement input [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	30.00%
Changes to parameters decrease percentage	30.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs	€ 36
increase decrease in fair value measurement due to reasonably possible decrease in unobservable inputs	€ 315
Mega E [Member] | Spot Price Per Share [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Changes to parameters increase percentage	20.00%
Changes to parameters decrease percentage	20.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs	€ 7,110
increase decrease in fair value measurement due to reasonably possible decrease in unobservable inputs	€ 6,993